Investments in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments And Joint Ventures [Abstract]
Investments in associates accounted for using equity method
(1)	Investments in associates accounted for using the equity method of accounting are as follows:

Joint ventures and associates	Main business	December 31, 2025	December 31, 2024	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd .(*1 )(*4)	Freight & staffing services	4.9	4.9	Korea	2025-11-30
Korea Credit Bureau Co., Ltd. (*2)	Credit information	9.9	9.9	Korea	2025-12-31
Korea Finance Security Co., Ltd. (*2)(*4)	Security service	15.0	15.0	Korea	2025-11-30
Wongwang Co., Ltd. (*3)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd. (*3)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd. (*3)	Electronic component manufacturing	23.4	23.4	Korea	—
Beomgyo.,Ltd. (*3)	Telecommunication equipment retail sales	23.1	23.1	Korea	—
NK Eng Co., Ltd. (*7)	Manufacturing	—	23.1	Korea	—
K BANK Co., Ltd. (*2)(*4)	Finance	12.0	12.0	Korea	2025-11-30
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	2025-12-31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership (*3)	Other financial services	20.0	20.0	Korea	2025-12-31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	2025-12-31
LOTTE CARD Co., Ltd. (*4)	Credit card and installment financing	20.0	20.0	Korea	2025-09-30
Union Technology Finance Investment Association	Other financial services	29.7	29.7	Korea	2025-12-31
Orient Shipyard Co., Ltd. (*3)(*4)	Manufacture of sections for ships	22.7	22.7	Korea	2025-09-30
Win Mortgage Co.,Ltd. (*1)(*4)	Other financial services	4.5	4.5	Korea	2025-09-30
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	Other financial services	100.0	100.0	Korea	2025-12-31
BTS 2nd Private Equity Fund	Other financial services	20.0	20.0	Korea	2025-12-31
STASSETS FUND III	Other financial services	28.3	28.3	Korea	2025-12-31
SF CREDIT PARTNERS, LLC (*2)	Other financial services	10.0	10.0	United States	2025-12-31
Dongwoo C & C Co., Ltd. (*3)	Construction	23.2	23.2	Korea	—
G2 Collection Co., Ltd. (*3)	Wholesale and retail sales	28.9	28.9	Korea	—
Woori Bank (*5)
Japanese Hotel Real Estate Private Equity Fund No.2	Other financial services	19.9	19.9	Korea	2025-12-31
Woori Seoul Beltway Private Special Asset Fund No.1	Trust and collective investment	25.0	25.0	Korea	2025-12-31
Woori Smart General Private Equity Investment Trust 1(bond)	Collective investment business	28.6	28.6	Korea	2025-12-31
Woori Asset Global Partnership Fund No. 5	Collective investment business	57.7	57.7	Korea	2025-12-31
Woori General Private Securities Investment Trust No. 5 (bond)	Collective investment business	28.6	28.6	Korea	2025-12-31
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)	Collective investment business	8.7	9.1	Korea	2025-12-31
Woori General Private Securities Investment Trust No. 6 (bond)	Collective investment business	28.6	28.6	Korea	2025-12-31
Woori General Private Securities Investment Trust No. 7 (bond) (*7)	Collective investment business	—	28.6	Korea	—

Joint ventures and associates	Main business	December 31, 2025	December 31, 2024	Location	Financial statements as of
Woori General Private Securities Investment Trust No. 8 (bond) (*11)	Collective investment business	28.6	—	Korea	2025-12-31
Woori Smart General Private Equity Investment Trust No.1(bond)	Collective investment business	28.4	28.4	Korea	2025-12-31
Woori Future Energy Private Special Asset Investment Trust(General) No.1	Collective investment business	16.0	16.0	Korea	2025-12-31
Woori Financial Capital Co., Ltd.
WOORI TAERIM 1st Fund	Other financial services	25.6	25.6	Korea	2025-12-31
Portone-Cape Fund No.1 (*7)	Other financial services	—	20.0	Korea	—
Darwin Green Packaging Private Equity Fund	Other financial services	20.4	20.4	Korea	2025-12-31
Koreawide partners 2nd Private Equity Fund	Other financial services	26.7	26.7	Korea	2025-12-31
Woori Investment Securities Co., Ltd.
Lux-Mason Innovation Technology Fund#2 (*11)	Other financial services	23.1	—	Korea	2025-12-31
AIP NMC Venture Fund No.1 (*11)	Other financial services	26.8	—	Korea	2025-12-31
Woori Investment Securities Co., Ltd. (*5)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	12.0	12.0	Korea	2025-12-31
Tongyang Life Insurance Co., Ltd. (*5)
Woori Global Secondary Private Placement Investment Trust No. 2 (*11)	Collective investment business	12.0	—	Korea	2025-12-31
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond) (*11)	Collective investment business	0.7	—	Korea	2025-12-31
ABL Life Insurance Co., Ltd. (*5)
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1 (*11)	Collective investment business	25.0	—	Korea	2025-12-31
Woori PGIF4 General Type Private Special Asset Investment Trust No.1 (*11)	Collective investment business	20.0	—	Korea	2025-12-31
Woori Asset Management Co. Ltd.
Woori Together TDF 2050 (*7)(*11)	Collective investment business	—	—	Korea	—
Woori Together TDF 2045 (*7)(*11)	Collective investment business	—	—	Korea	—
Woori USD Treasury Target Return Bond FoF (*7)	Collective investment business	—	23.9	Korea	—
Woori Private Equity Asset Management Co., Ltd.
Australia Green Energy 1st PEF (*10)	Other financial services	4.0	4.0	Korea	2025-12-31
Aarden Woori Apparel 1st Private Equity Fund (*10)	Other financial services	0.5	0.5	Korea	2025-12-31
Woori Dyno 1st Private Equity Fund (*10)	Other financial services	19.6	19.6	Korea	2025-12-31
NH Woori Dino Co-Investment NO.2 Private Equity Fund (*10)	Other financial services	4.8	5.1	Korea	2025-12-31
Woori Financial F&I Co., Ltd.
KCLAVIS NPL Investment Trust NO 1-2	Collective investment business	35.9	35.9	Korea	2025-12-31
Capstone Special Restructuring Private Investment Trust No.4 (*11)	Collective investment business	46.2	—	Korea	2025-12-31
Woori Venture Partners Co., Ltd.
KTB-KORUS FUND (*8)	Asset Management	37.5	37.5	Korea	2025-12-31
KTBN Venture Fund No.8 (*8)(*9)	Asset Management	21.7	21.7	Korea	2025-12-31
KTBN Digital Contents Korea Fund No.9 (*8)(*9)	Asset Management	30.0	30.0	Korea	2025-12-31

Joint ventures and associates	Main business	December 31, 2025	December 31, 2024	Location	Financial statements as of
KTBN Media Contents Fund (*8)(*9)(*10)	Asset Management	15.0	15.0	Korea	2025-12-31
KTB China Synergy Fund (*8)(*9)(*10)	Asset Management	15.1	15.1	Korea	2025-12-31
NAVER-KTB Audio Contents Fund (*7)(*10)	Asset Management	—	1.0	Korea	—
KTBN Venture Fund No.13 (*8)(*9)(*10)	Asset Management	19.6	19.6	Korea	2025-12-31
KTBN Future Contents Fund (*9)(*10)	Asset Management	13.3	13.3	Korea	2025-12-31
KTBN Venture Fund No.16 (*10)	Asset Management	10.3	10.3	Korea	2025-12-31
KTBN Venture Fund No.18 (*10)	Asset Management	10.1	10.1	Korea	2025-12-31
KB-KTB Technology Venture Fund (*10)	Asset Management	18.2	18.2	Korea	2025-12-31
Woori 2022 Scaleup Venture Fund	Asset Management	20.0	20.0	Korea	2025-12-31
Woori 2022 Start-up Venture Fund	Asset Management	30.1	30.1	Korea	2025-12-31
Woori 2025 Secondary Fund (*11)	Asset Management	20.0	—	Korea	2025-12-31
4KTBN GI Private Equity Fund (*7)	Asset Management	—	5.0	Korea	—
Chirochem	Medical material Manufacturing	28.6	28.6	Korea	2025-12-31
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1 (*4)(*8)	Other financial services	47.8	47.8	Japan	2025-10-31
Woori ESG Infrastructure Development General Type Private Investment Trust No.1
Ulsan Yeocheon Development Co., Ltd. (*11)	Sewage and wastewater management	50.0	—	Korea	2025-12-31
Woori bank and Woori card Co., Ltd. (*5)
SJCO Co., Ltd. (*3)	Aggregate transportation and wholesale	29.8	29.8	Korea	—
KG Fashion Co., Ltd. (*3)(*4)	Manufacturing	20.8	20.8	Korea	2025-11-30
Kyesan Engineering Co., Ltd. (*3)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd. (*3)	Service	29.4	29.4	Korea	—
DAEA SNC Co., Ltd. (*3)	Wholesale and retail sales	25.5	25.5	Korea	—
PREXCO Co., Ltd. (*3)	Manufacturing	28.1	28.1	Korea	—
JiWon Plating Co., Ltd. (*3)	Plating	20.8	20.8	Korea	—
Youngdong Sea Food Co., Ltd. (*3)	Processed sea food manufacturing	24.5	24.5	Korea	—
KUM HWA Co., Ltd. (*3)	Telecommunication equipment retail sales	20.1	20.1	Korea	2025-12-31
Jinmyung Plus Co., Ltd. (*3)(*4)	Manufacturing	21.3	21.3	Korea	2025-09-30
Rea Company (*3)	Manufacturing	26.1	26.1	Korea	—
ARAM CMC Co.,Ltd. (*3)	Manufacturing	20.1	20.1	Korea	—
MARKET&FARM CO.,LTD. (*3)	Wholesale and commodity brokerage	23.7	23.7	Korea	2025-12-31
SAMJI TEXTILE CO.,LTD. (*3)	Wholesale and commodity brokerage	29.8	29.8	Korea	—
TH International Co., LTD (*3)(*11)	Cosmetics wholesale and general travel services	21.5	—	Korea	—
Woori bank and Woori Financial Capital Co., Ltd . (*5)
JC Assurance No.2 Private Equity Fund (*8)	Other financial services	23.4	23.4	Korea	2025-12-31
HMS-Oriens 1st Fund (*7)	Other financial services	—	22.8	Korea	—
Woori Senior Loan Private Placement Investment Trust No.1 (*7)	Collective investment business	—	21.7	Korea	—
Genesis Eco No.1 Private Equity Fund	Other financial services	29.0	29.0	Korea	2025-12-31
Paratus Woori Material Component Equipment joint venture company	Other financial services	29.9	29.9	Korea	2025-12-31
Midas No. 8 Private Equity Joint Venture Company	Other financial services	28.5	28.5	Korea	2025-12-31

Joint ventures and associates	Main business	December 31, 2025	December 31, 2024	Location	Financial statements as of
Orchestra Private Equity Fund IV	Other financial services	28.2	28.2	Korea	2025-12-31
Synaptic Green No.1 PEF	Other financial services	21.1	21.1	Korea	2025-12-31
IGEN2022No. 1 Private Equity Fund	Other financial services	24.8	24.8	Korea	2025-12-31
PCC-Woori LP Secondary Fund	Other financial services	38.8	38.9	Korea	2025-12-31
Synaptic Future Growth Private Equity Fund 1	Other financial investment	23.8	23.8	Korea	2025-12-31
Woori bank and Tongyang Life Insurance Co., Ltd. (*5)
VOGO Fund (*3) (*11)	Other financial investment	24.0	—	Korea	—
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No.1 (*11)	Collective investment business	14.6	—	Korea	2025-12-31
Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd. (*5)
Healthcare Investmetnt Fund (*11)	Other financial investment	28.8	—	Korea	2025-12-31
Woori Asset Management Co., Ltd. and Tongyang Life Insurance Co., Ltd. (*5)
Woorinara Short-Term Bond Securities Investment Trust (Bond) (*11)	Collective investment business	6.8	—	Korea	2025-12-31
ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd. (*5)
Woori Together TDF 2025	Collective investment business	17.2	24.7	Korea	2025-12-31
Woori Together TDF 2030	Collective investment business	17.3	22.2	Korea	2025-12-31
Woori Together TDF 2035	Collective investment business	4.3	22.5	Korea	2025-12-31
Woori Together TDF 2040 (*11)	Collective investment business	20.4	—	Korea	2025-12-31
Woori Investment Securities Co., Ltd. and Woori Asset Management Co., Ltd. (*5)
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	Collective investment business	4.4	2.3	Korea	2025-12-31
Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*5)
Woori-Q Corporate Restructuring Private Equity Fund (*6)	Trust and collective investment	34.3	34.6	Korea	2025-12-31
Woori Eugene Energy Link Private Equity Fund (*11)	Other financial services	7.9	—	Korea	2025-12-31
Woori NH Co-Growth Private Equity FundI (*11)	Other financial services	20.0	—	Korea	2025-12-31
Woori Bank, ABL Life Insurance Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*5)
Woori IMM Green Net Zero Fund (*11)	Other financial services	23.6	—	Korea	2025-12-31
Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. (*5)
NH Woori New deal Co-Investment No.1 Private Equity Fund	Other financial services	19.5	19.5	Korea	2025-12-31
Woori Venture Partners Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Corp. (*5)
Woori BIG SATISFACTION SHINJONG MMF 3rd	Collective investment business	6.4	2.3	Korea	2025-12-31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*5)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	35.0	35.0	Korea	2025-12-31
NH Woori Newdeal Growth Alpha Private Equity Fund 1	Other financial services	33.0	32.9	Korea	2025-12-31

Joint ventures and associates	Main business	December 31, 2025	December 31, 2024	Location	Financial statements as of
Woori Bank, Woori card Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Asset Management Corp. (*5)
Woori Real Estate Investment No. 1 Limited Liability Company	Collective investment business	19.9	19.9	Korea	2025-12-31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2025 and 2024.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)	There is no investment balance as of December 31, 2024 and 2025.
(*4)
The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*5)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*6)	It was classified as an associate due to holding of voting rights according to the initial investment agreement ratio.
(*7)	It was excluded from associates in current year.
(*8)	It has been liquidating as of December 31, 2025.
(*9)
In the event of liquidation, if the distribution payments made or to be made to the cooperative members are less than their contributions, an agreement has been made whereby the shortage will be covered, up to a certain amount within the investment, giving priority to specific shareholders over others.

(*10)	The Group classified it as an associate because it has significant influence as a general partner of the investment association.
(*11)	It was added to associates in current year.

Changes in the carrying value of investments in associates and joint ventures accounted for using equity method
(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
W Service Networks Co., Ltd.	108	208	13	—	—	—	(5)	—	216
Korea Credit Bureau Co., Ltd.	3,313	5,709	814	—	—	—	(90)	—	6,433
Korea Finance Security Co., Ltd.	3,267	2,374	(99)	—	—	—	—	1,010	3,285
Woori Growth Partnerships New Technology Private Equity Fund	—	10,889	(51)	—	—	(10,838)	—	—	—
2016KIF-IMM Woori Bank Technology Venture Fund	—	9,474	539	—	—	(10,013)	—	—	—
K BANK Co., Ltd.	236,232	247,789	5,327	—	—	—	—	6,936	260,052
Woori Bank-Company K Korea Movie Asset Fund	—	239	52	—	—	(103)	(188)	—	—
Partner One Value Up I Private Equity Fund	5,039	4,278	(1,048)	—	—	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,356	10,285	1,162	—	—	(3,200)	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,436	4,355	—	82	—	—	—	—	4,437
LOTTE CARD Co.,Ltd.	346,810	514,131	91,533	—	—	—	(13,199)	(5,073)	587,392
Union Technology Finance Investment Association	13,449	14,462	(1,004)	—	—	(1,188)	—	—	12,270
Dicustody Co., Ltd.	1	1	—	—	—	—	—	—	1
Orient Shipyard Co., Ltd.(*)	—	—	—	—	—	—	—	—	—
Joongang Network Solution Co.,Ltd.	—	—	1	—	—	—	—	87	88
Win Mortgage Co.,LTd.	23	—	84	23	—	—	(2)	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,000	10,243	297	—	—	—	—	—	10,540
BTS 2nd Private Equity Fund	5,226	2,881	(243)	2,200	—	—	—	—	4,838
STASSETS FUND III	9,000	1,230	(324)	7,500	—	—	—	—	8,406
SF CREDIT PARTNERS, LLC	13,059	—	99	13,059	—	—	—	(313)	12,845
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	2,855	86	—	—	—	(133)	(120)	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	12,464	9,874	451	2,709	—	—	(444)	—	12,590
Woori General Private Securities Investment Trust(Bond) No.1	50,000	—	1,686	50,000	—	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	100,000	112,025	7,670	—	—	(10,352)	(3,779)	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	10,182	507	—	—	—	(359)	—	10,330
Woori General Private Securities Investment Trust(Bond) No.2	30,000	—	829	30,000	—	—	—	—	30,829
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	—	1,135	40,000	—	—	—	—	41,135
Woori General Private Securities Investment Trust(Bond) No.2	50,000	—	1,205	50,000	—	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	22,500	—	(429)	22,500	—	—	—	—	22,071
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	—	988
Portone-Cape Fund No.1	340	464	(19)	—	—	—	—	—	445
KIWOOM WOORI Financial 1st Fund	—	953	(10)	—	—	(943)	—	—	—
DeepDive WOORI 2021-1 Financial Investment Fund	222	878	1,128	—	—	(678)	(92)	—	1,236
Darwin Green Packaging Private Equity Fund	4,000	3,945	92	—	—	—	(80)	—	3,957

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
DS Power Semicon Private Equity Fund	—	2,976	495	—	—	(2,971)	(500)	—	—
Koreawide partners 2nd Private Equity Fund	20,000	20,000	(765)	—	—	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	9,000	558	2	—	—	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	52	102	4	—	—	(47)	(4)	—	55
Woori Star50 feeder fund(H)	—	126	(12)	—	—	(114)	—	—	—
Woori Together TDF 2025	—	1,990	116	—	—	(2,106)	—	—	—
Woori Together TDF 2030	3,000	2,033	291	1,000	—	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	10,000	—	348	—	—	10,028	—	—	10,376
Australia Green Energy 1st PEF	4,913	4,858	(47)	—	—	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	100	97	36	—	—	—	—	—	133
Woori Dyno 1st Private Equity Fund	2,000	1,994	364	—	—	—	—	—	2,358
KTB-KORUS FUND	3,626	—	(267)	—	3,626	—	—	—	3,359
KTB China Platform Fund	17,023	—	(964)	—	17,023	—	—	—	16,059
KTBN Venture Fund No.7	16,972	—	(225)	—	16,972	—	(703)	—	16,044
KTBN Venture Fund No.8	3,325	—	(814)	—	3,325	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	5,329	—	268	—	5,329	—	—	—	5,597
KTBN Media Contents Fund	330	—	(20)	—	330	—	(27)	—	283
KTB China Synergy Fund	21,629	—	(1,224)	—	21,629	—	—	—	20,405
NAVER-KTB Audio Contents Fund	284	—	4	—	284	—	—	—	288
KTBN Venture Fund No.13	13,279	—	3,407	—	13,279	—	(2,528)	—	14,158
KTBN Future Contents Fund	3,892	—	669	—	3,892	—	—	—	4,561
KTBN Venture Fund No.16	17,546	—	1,015	—	17,546	—	—	—	18,561
KTBN Venture Fund No.18	26,308	—	662	2,850	23,458	—	—	—	26,970
KB-KTB Technology Venture Fund	7,755	—	(155)	2,000	5,755	—	—	—	7,600
WOORI 2022 Scaleup Venture Fund	14,000	—	(414)	13,645	355	—	(8)	—	13,578
WOORI 2022 Start-up Venture Fund	2,564	—	(131)	—	2,564	—	—	—	2,433
KTB-NHN China Private Equity Fund	1,272	—	(103)	—	1,272	—	(1,024)	(142)	3
KTBN GI Private Equity Fund	189	—	392	—	189	—	—	36	617
Chirochem	102	—	—	—	102	—	—	—	102
Godo Kaisha Oceanos 1	10,800	8,788	92	—	—	—	(748)	(154)	7,978
Woori Zip 1	8,706	8,690	(127)	—	—	(548)	—	(386)	7,629
Woori Zip 2	8,411	12,180	(107)	—	—	(844)	—	(534)	10,695
KG Fashion Co., Ltd.(*)	—	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	10	4	—	—	—	—	—	14
JC Assurance No.2 Private Equity Fund (*)	29,349	—	—	—	—	—	—	—	—
Dream Company Growth no.1 PEF	7,153	7,861	362	—	—	—	(414)	—	7,809

	For the year ended December 31, 2023
	Acquisition cost	January 1, 2023	Share of profits(losses) and others	Acquisition	Business combination	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2023
HMS-Oriens 1st Fund	12,000	13,252	778	—	—	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	75,114	81,861	3,341	—	—	(5,975)	(3,637)	—	75,590
Genesis Eco No.1 Private Equity Fund	12,000	11,216	(274)	—	—	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	17,700	17,250	(271)	—	—	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	18,537	18,713	282	—	—	—	(530)	—	18,465
Orchestra Private Equity Fund IV	9,700	9,698	457	—	—	(178)	(422)	—	9,555
Synaptic Green No.1 PEF	8,000	7,793	(182)	—	—	—	—	—	7,611
IGEN2022No. 1 Private Equity Fund	7,422	8,010	336	—	—	—	(363)	—	7,983
PCC-Woori LP Secondary Fund	10,435	12,984	(2,450)	—	—	(4)	—	—	10,530
Synaptic Future Growth Private Equity Fund	7,295	—	(226)	7,295	—	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	17,441	27,536	2,708	369	—	(10,330)	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	43,274	(9,793)	—	—	—	—	—	33,481
NH Woori Newdeal Growth Alpha Private Equity Fund 1	34,006	—	(1,019)	34,006	—	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	2,200	1,074	543	2,000	—	(1,074)	—	—	2,543
Woori Short Term Government and Special Bank Bond Active ETF	12,008	—	103	—	—	12,183	—	—	12,286
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	29,001	—	820	29,001	—	—	—	—	29,821

	1,536,905	1,305,636	109,792	310,239	136,930	(39,295)	(29,279)	1,347	1,795,370

(*)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
W Service Networks Co., Ltd.	108	216	(7)	—	—	(5)	—	204
Korea Credit Bureau Co., Ltd.	3,313	6,433	2,658	—	—	(90)	—	9,001
Korea Finance Security Co., Ltd.	3,267	3,285	331	—	—	—	—	3,616
K BANK Co., Ltd.	224,657	260,052	13,747	—	(13,029)	—	1,480	262,250
Partner One Value Up I Private Equity Fund	5,039	3,230	(1,107)	—	—	—	—	2,123
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	—	8,247	(784)	—	(4,356)	(844)	—	2,263
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,532	4,437	—	95	—	—	—	4,532
LOTTE CARD Co.,Ltd.	346,810	587,392	17,861	—	—	(15,591)	(14,082)	575,580
Union Technology Finance Investment Association	13,449	12,270	(500)	—	—	—	—	11,770
Dicustody Co., Ltd.	—	1	—	—	(1)	—	—	—
Orient Shipyard Co., Ltd.(*)	—	—	—	—	—	—	—	—
Joongang Network Solution Co.,Ltd.	—	88	100	—	(101)	—	(87)	—
Win Mortgage Co.,Ltd.	23	105	32	—	—	(2)	—	135
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,000	10,540	307	—	—	—	—	10,847
BTS 2nd Private Equity Fund	8,146	4,838	41	2,920	—	—	—	7,799
STASSETS FUND III	12,000	8,406	(228)	3,000	—	—	—	11,178
SF CREDIT PARTNERS, LLC	13,059	12,845	1,326	—	—	—	1,829	16,000
Japanese Hotel Real Estate Private Equity Fund No.2	3,168	2,688	226	—	(5)	(176)	72	2,805
Woori Seoul Beltway Private Special Asset Fund No.1	15,926	12,590	558	3,487	—	(559)	—	16,076
Woori General Private Securities Investment Trust(Bond) No.1	—	51,686	586	—	(50,102)	(2,170)	—	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	—	105,564	1,864	50,000	(153,226)	(4,202)	—	—
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	—	10,330	102	—	(10,003)	(429)	—	—
Woori General Private Securities Investment Trust(Bond) No.2	—	30,829	370	—	(31,199)	—	—	—

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	41,135	2,443	—	—	(1,795)	—	41,783
Woori General Private Securities Investment Trust(Bond) No.3	—	51,205	625	—	(51,830)	—	—	—
Woori Asset Global Partnership Fund No.5	52,500	22,071	2,906	30,000	—	—	—	54,977
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	988
Portone-Cape Fund No.1	340	445	(285)	—	—	—	—	160
DeepDive WOORI 2021-1 Financial Investment Fund	—	1,236	(543)	—	(226)	(467)	—	—
Darwin Green Packaging Private Equity Fund	4,000	3,957	(53)	—	—	—	—	3,904
Koreawide partners 2nd Private Equity Fund	20,000	19,235	—	—	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	9,000	560	7	—	—	—	—	567
Woori Real Infrastructure Blind General Type Private Placement Investment Trust	—	55	—	—	(55)	—	—	—
Woori Together TDF 2025	3,000	—	332	—	3,245	—	—	3,577
Woori Together TDF 2030	3,000	3,324	400	—	—	—	—	3,724
Woori Together OCIO Target Return Feeder fund (Balance Bond)	—	10,376	—	—	(10,376)	—	—	—
Woori USD Treasury Target Return Bond FoF	200	—	1	—	219	—	—	220
Woori Together TDF 2035	3,000	—	42	—	3,406	—	—	3,448
Australia Green Energy 1st PEF	4,913	4,811	453	—	—	—	—	5,264
Aarden Woori Apparel 1st Private Equity Fund	100	133	(38)	—	—	—	—	95
Woori Dyno 1st Private Equity Fund	2,000	2,358	491	—	—	—	—	2,849
NH Woori Dino Co-Investment NO.2 Private Equity Fund	2,000	—	(4)	2,000	—	—	—	1,996
KTB-KORUS FUND	337	3,359	(1,149)	—	—	(421)	—	1,789
KTB China Platform Fund	—	16,059	(2,164)	—	—	(13,895)	—	—
KTBN Venture Fund No.7	—	16,044	(2,641)	—	—	(13,403)	—	—
KTBN Venture Fund No.8	195	2,511	(413)	—	—	(569)	—	1,529
KTBN Digital Contents Korea Fund No.9	7,020	5,597	(591)	—	—	—	—	5,006
KTBN Media Contents Fund	—	283	(129)	—	—	—	—	154
KTB China Synergy Fund	12,400	20,405	1,840	—	—	(3,296)	—	18,949
NAVER-KTB Audio Contents Fund	300	288	(40)	—	—	—	—	248
KTBN Venture Fund No.13	4,400	14,158	5,302	—	—	(3,801)	—	15,659

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
KTBN Future Contents Fund	4,000	4,561	(368)	—	—	—	—	4,193
KTBN Venture Fund No.16	12,200	18,561	1,492	—	—	(4,200)	—	15,853
KTBN Venture Fund No.18	27,075	26,970	(39)	—	—	(1,425)	—	25,506
KB-KTB Technology Venture Fund	10,000	7,600	(250)	2,000	—	—	—	9,350
WOORI 2022 Scaleup Venture Fund	20,944	13,578	(2,545)	6,776	—	—	—	17,809
WOORI 2022 Start-up Venture Fund	13,100	2,433	(140)	10,480	—	—	—	12,773
KTB-NHN China Private Equity Fund	—	3	(1)	—	—	(2)	—	—
KTBN GI Private Equity Fund	—	617	143	—	—	(718)	(37)	5
Chirochem	250	102	2	—	—	—	—	104
Daishin Balance No.18 Special Purpose Acquisition Company	—	—	—	—	—	—	—	—
Godo Kaisha Oceanos 1	10,800	7,978	63	—	—	(622)	(72)	7,347
Woori Zip 1	—	7,629	(57)	—	(7,655)	—	83	—
Woori Zip 2	—	10,695	(9)	—	(10,814)	—	128	—
KG Fashion Co., Ltd.(*)	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	14	(5)	—	—	—	—	9
JC Assurance No.2 Private Equity Fund (*)	29,349	—	—	—	—	—	—	—
Dream Company Growth no.1 PEF	—	7,809	—	—	(7,552)	(257)	—	—
HMS-Oriens 1st Fund	12,000	14,030	850	—	—	—	—	14,880
Woori Senior Loan Private Placement Investment Trust No.1	17,595	75,590	1,966	—	(57,785)	(2,254)	—	17,517
Genesis Eco No.1 Private Equity Fund	12,000	10,942	(95)	—	—	—	—	10,847
Paratus Woori Material Component Equipment joint venture company	17,700	16,979	(265)	—	—	—	—	16,714
Midas No. 8 Private Equity Joint Venture Company	18,419	18,465	272	—	—	(530)	—	18,207
Orchestra Private Equity Fund IV	9,700	9,555	55	—	—	—	—	9,610
Synaptic Green No.1 PEF	8,000	7,611	(112)	—	—	—	—	7,499
IGEN2022No. 1 Private Equity Fund	7,422	7,983	140	—	—	(151)	—	7,972
PCC-Woori LP Secondary Fund	10,435	10,530	(1,882)	—	—	—	—	8,648
Synaptic Future Growth Private Equity Fund	6,760	7,069	4,848	2,262	(2,627)	(3,867)	—	7,685
Woori-Q Corporate Restructuring Private Equity Fund	29,627	20,283	1,539	12,185	—	—	—	34,007

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
Woori-Shinyoung Growth-Cap Private Equity Fund I	16,806	33,481	(3,589)	—	—	(196)	—	29,696
NH Woori Newdeal Growth Alpha Private Equity Fund 1	49,289	32,987	18,151	21,636	(5,925)	(11,310)	—	55,539
Woori Real Estate Investment No. 1 Limited Liability Company	34,200	—	(281)	34,200	—	—	—	33,919
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)	—	2,543	(276)	1,000	(3,197)	(70)	—	—
Woori Short Term Government and Special Bank Bond Active ETF	—	12,286	118	—	(12,404)	—	—	—
Woori 25-09 Corporate Bond(AA- or higher) Active ETF	—	29,821	1,148	—	(30,969)	—	—	—
Woori General Private Securities Investment Trust No. 5 (Bond)	60,000	—	3,099	60,000	—	(3,075)	—	60,024
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (Bond)	10,000	—	493	10,000	—	—	—	10,493
Woori General Private Securities Investment Trust No. 6 (Bond)	40,000	—	2,090	40,000	—	—	—	42,090
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)	—	—	2,261	500,000	(502,261)	—	—	—
Woorinara New Growth TOP 20 Securities Investment Trust No. 1 (Stocks)	—	—	31	1,000	(1,031)	—	—	—
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	3,849	—	215	2,356	1,443	(3)	—	4,011
Woorinara Short-Term Bond Securities Investment Trust (Bond)	—	—	339	50,000	(50,339)	—	—	—
Woori General Private Securities Investment Trust No. 7 (Bond)	40,000	—	1,116	40,000	—	—	—	41,116
Woori Smart General Private Equity Investment Trust No.1(bond)	40,000	—	477	40,000	—	—	—	40,477
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—	—	—

	For the year ended December 31, 2024
	Acquisition cost	January 1, 2024	Share of profits(losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2024
Woori BIG SATISFACTION SHINJONG MMF 3RD	39,002	—	317	34,083	7,584	—	—	41,984
NH Woori New deal Co-Investment No.1 Private Equity Fund	5,000	—	204	5,000	—	—	—	5,204
KCLAVIS NPL Investment Trust NO 1-2	15,000	—	422	15,000	—	—	—	15,422

	1,463,824	1,795,370	76,212	979,480	(1,001,171)	(90,395)	(10,686)	1,748,810

(*)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 19 million Won for Orient Shipyard Co.,Ltd., 39 million Won in KG FASHION CO., LTD., 295 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 47 million Won for Orient Shipyard Co.,Ltd., 159 million Won in KG FASHION CO., LTD., 666 million Won in JC Assurance No.2 Private Equity Fund.

	For the year ended December 31, 2025
	Acquisition cost	January 1, 2025	Share of profits (losses) and others	Acquisition (*2)	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2025
W Service Networks Co., Ltd.	108	204	5	—	—	(5)	—	204
Korea Credit Bureau Co., Ltd.	3,313	9,001	3,443	—	—	(90)	—	12,354
Korea Finance Security Co., Ltd.	3,267	3,616	216	—	—	—	—	3,832
K BANK Co., Ltd.	224,657	262,250	11,392	—	—	—	(3,942)	269,700
Partner One Value Up I Private Equity Fund	5,039	2,123	(113)	—	—	—	—	2,010
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	—	2,263	(28)	—	—	(1,000)	—	1,235
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,630	4,532	—	98	—	—	—	4,630
LOTTE CARD Co., Ltd.	346,810	575,580	22,967	—	—	(7,743)	(185)	590,619
Union Technology Finance Investment Association	13,449	11,770	(2,487)	—	—	—	—	9,283
Orient Shipyard Co., Ltd. (*1)	—	—	—	—	—	—	—	—
Win Mortgage Co.,Ltd.	23	135	(25)	—	—	(9)	—	101
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,000	10,847	235	—	—	—	—	11,082
BTS 2nd Private Equity Fund	8,766	7,799	(175)	620	—	—	—	8,244
STASSETS FUND III	13,500	11,178	(239)	1,500	—	—	—	12,439
SF CREDIT PARTNERS, LLC	15,504	16,000	938	2,445	—	—	(367)	19,016
Ulsan Yeocheon Development Co., Ltd.	207	—	(6)	207	—	—	—	201
Japanese Hotel Real Estate Private Equity Fund No.2	3,127	2,805	130	—	(37)	(153)	(49)	2,696
Woori Seoul Beltway Private Special Asset Fund No.1	19,773	16,076	582	3,847	—	(576)	—	19,929
Woori Smart General Private Equity Investment Trust 1(bond)	40,000	41,783	1,283	—	—	(2,541)	—	40,525
Woori Asset Global Partnership Fund No. 5	72,366	54,977	395	22,500	(1,871)	(855)	—	75,146
Woori General Private Securities Investment Trust No. 5 (bond)	60,000	60,024	(11)	—	—	—	—	60,013
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)	10,000	10,493	282	—	—	(603)	—	10,172
Woori General Private Securities Investment Trust No. 6 (bond)	40,000	42,090	1,376	—	—	(2,552)	—	40,914
Woori General Private Securities Investment Trust No. 7 (bond)	—	41,116	610	—	(41,726)	—	—	—
Woori General Private Securities Investment Trust No. 8 (bond)	40,000	—	(160)	40,000	—	—	—	39,840

	For the year ended December 31, 2025
	Acquisition cost	January 1, 2025	Share of profits (losses) and others	Acquisition (*2)	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2025
Woori Smart General Private Equity Investment Trust No.1(bond)	40,000	40,477	1,161	—	—	(1,935)	—	39,703
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—	—	—
WOORI TAERIM 1st Fund	1,100	988	—	—	—	—	—	988
Portone-Cape Fund No.1	—	160	41	—	(201)	—	—	—
Darwin Green Packaging Private Equity Fund	4,000	3,904	(3)	—	—	—	—	3,901
Koreawide partners 2nd Private Equity Fund	20,000	19,235	(393)	—	—	—	—	18,842
Lux-Mason Innovation Technology Fund#2	1,500	—	(2)	1,500	—	—	—	1,498
AIP NMC Venture Fund No.1	2,000	—	(3)	2,000	—	—	—	1,997
Woori FirstValue Private Real Estate Fund No.2	9,000	567	(355)	—	—	—	—	212
Woori Global Secondary Private Placement Investment Trust No. 2	12,031	—	(305)	12,015	(572)	(127)	—	11,011
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)	30,000	—	(141)	30,786	—	—	—	30,645
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1	25,393	—	1,624	29,971	(483)	(1,524)	—	29,588
Woori PGIF4 General Type Private Special Asset Investment Trust No.1	21,251	—	1,664	23,370	—	(184)	—	24,850
Woori Together TDF 2050	—	—	(139)	—	139	—	—	—
Woori Together TDF 2045	—	—	299	—	(299)	—	—	—
Woori USD Treasury Target Return Bond FoF	—	220	1	—	(221)	—	—	—
Australia Green Energy 1st PEF	4,913	5,264	181	—	—	—	—	5,445
Aarden Woori Apparel 1st Private Equity Fund	100	95	(2)	—	—	—	—	93
Woori Dyno 1st Private Equity Fund	2,000	2,849	779	—	—	—	—	3,628
NH Woori Dino Co-Investment NO.2 Private Equity Fund	2,000	1,996	39	200	(200)	—	—	2,035
KCLAVIS NPL Investment Trust NO 1-2	15,000	15,422	1,724	—	—	—	—	17,146
Capstone Special Restructuring Private Investment Trust No.4	15,000	—	1,192	15,000	—	(1,079)	—	15,113
KTB-KORUS FUND	—	1,789	(507)	—	(337)	(188)	—	757
KTBN Venture Fund No.8	195	1,529	(500)	—	—	—	—	1,029
KTBN Digital Contents Korea Fund No.9	7,020	5,006	(2,825)	—	—	—	—	2,181
KTBN Media Contents Fund	—	154	50	—	—	—	—	204
KTB China Synergy Fund	11,775	18,949	906	—	(625)	(1,191)	—	18,039

	For the year ended December 31, 2025
	Acquisition cost	January 1, 2025	Share of profits (losses) and others	Acquisition (*2)	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2025
NAVER-KTB Audio Contents Fund	—	248	—	—	(248)	—	—	—
KTBN Venture Fund No.13	400	15,659	34,790	—	(4,000)	(17,209)	—	29,240
KTBN Future Contents Fund	2,356	4,193	457	—	(1,644)	—	—	3,006
KTBN Venture Fund No.16	9,000	15,853	6,932	—	(3,200)	—	—	19,585
KTBN Venture Fund No.18	25,650	25,506	(2,652)	—	(1,425)	—	—	21,429
KB-KTB Technology Venture Fund	10,000	9,350	(893)	—	—	—	—	8,457
Woori 2022 Scaleup Venture Fund	54,824	17,809	722	33,880	—	—	—	52,411
Woori 2022 Start-up Venture Fund	13,100	12,773	(1,121)	—	—	—	—	11,652
Woori 2025 Secondary Fund	6,188	—	(30)	6,188	—	(1)	—	6,157
KTBN GI Private Equity Fund	—	5	(1)	—	—	(4)	—	—
Chirochem	250	104	57	—	—	—	—	161
Godo Kaisha Oceanos 1	—	7,347	1,685	—	(9,692)	(568)	1,228	—
KG Fashion Co., Ltd. (*1)	—	—	—	—	—	—	—	—
KUM HWA Co., Ltd. (*1)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	9	2	—	—	—	—	11
Rea Company (*1)	—	—	—	—	—	—	—	—
MARKET&FARM CO.,LTD. (*1)	—	—	—	—	—	—	—	—
JC Assurance No.2 Private Equity Fund (*1)	29,349	—	—	—	—	—	—	—
HMS-Oriens 1st Fund	—	14,880	—	—	(14,880)	—	—	—
Woori Senior Loan Private Placement Investment Trust No.1	—	17,517	522	—	(17,591)	(448)	—	—
Genesis Eco No.1 Private Equity Fund	12,000	10,847	171	—	—	—	—	11,018
Paratus Woori Material Component Equipment joint venture company	9,335	16,714	(259)	—	(8,365)	—	—	8,090
Midas No. 8 Private Equity Joint Venture Company	18,419	18,207	294	—	—	(530)	—	17,971
Orchestra Private Equity Fund IV	9,700	9,610	(22)	—	—	—	—	9,588
Synaptic Green No.1 PEF	8,000	7,499	1,548	—	—	—	—	9,047
IGEN2022No. 1 Private Equity Fund	5,297	7,972	1,891	—	(2,251)	(1,600)	—	6,012
PCC-Woori LP Secondary Fund	10,435	8,648	(510)	—	—	—	—	8,138
Synaptic Future Growth Private Equity Fund 1	7,153	7,685	10	1,819	(1,425)	—	—	8,089
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No.1	—	—	—	—	—	—	—	—
Healthcare Investmetnt Fund	3,000	—	(59)	—	3,000	—	—	2,941

	For the year ended December 31, 2025
	Acquisition cost	January 1, 2025	Share of profits (losses) and others	Acquisition (*2)	Disposal/ Reclassification	Dividends	Change in capital and others	December 31, 2025
Woorinara Short-Term Bond Securities Investment Trust (Bond)	39,821	—	(2,731)	45,800	(5,591)	—	2,802	40,280
Woori Together TDF 2025	3,225	3,577	140	2,285	(2,084)	(52)	—	3,866
Woori Together TDF 2030	3,863	3,724	272	2,411	(1,303)	(46)	—	5,058
Woori Together TDF 2035	1,912	3,448	193	1,059	(2,290)	(14)	—	2,396
Woori Together TDF 2040	3,377	—	534	1,078	2,839	(14)	—	4,437
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	5,030	4,011	324	1,181	—	—	—	5,516
Woori-Q Corporate Restructuring Private Equity Fund	28,209	34,007	433	—	(1,417)	—	—	33,023
Woori Eugene Energy Link Private Equity Fund	5,500	—	199	5,500	—	—	—	5,699
Woori NH Co-Growth Private Equity Fund I	5,280	—	909	5,280	—	—	—	6,189
Woori IMM Green Net Zero Fund	9,960	—	410	9,960	—	—	—	10,370
NH Woori New deal Co-Investment No.1 Private Equity Fund	5,000	5,204	(1,512)	—	—	—	—	3,692
Woori BIG SATISFACTION SHINJONG MMF 3rd	127,182	41,984	68	439,478	(351,141)	—	—	130,389
Woori-Shinyoung Growth-Cap Private Equity Fund I	10,528	29,696	13,176	—	(6,548)	—	—	36,324
NH Woori Newdeal Growth Alpha Private Equity Fund 1	60,031	55,539	(6,805)	15,518	(2,670)	(180)	—	61,402
Woori Real Estate Investment No. 1 Limited Liability Company	34,200	33,919	1,355	—	—	—	—	35,274

	1,736,391	1,748,810	95,595	757,496	(478,359)	(43,021)	(513)	2,080,008

(*1)
The amount for which no loss was recognized for associates due to discontinuation of the equity method was 1 million Won for Orient Shipyard Co.,Ltd., 30 million Won in KG FASHION CO., LTD., 38 million Won for Market&Farm Co.,Ltd., 6 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 48 million Won for Orient Shipyard Co.,Ltd., 189 million Won in KG FASHION CO., LTD., 118 million Won for Rea Company, 4 million Won for KUM HWA Co., Ltd., 38 million Won for Market&Farm Co.,Ltd., 672 million Won in JC Assurance No.2 Private Equity Fund.

(*2)
During the year ended December 31, 2025, the associate company, DAOL EMP Global Asset Allocation private Securities investment trust 1 acquired through a business combination, was sold. The carrying amount at the time of acquisition was 28,521 million Won.

Reconciliation of summarised financial information of associates and joint ventures accounted for using equity method to carrying amount of interest in associates and joint ventures
(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
W Service Networks Co., Ltd.	6,621	2,475	16,788	738	—	738
Korea Credit Bureau Co., Ltd.	150,657	62,343	175,338	26,589	—	26,589
Korea Finance Security Co., Ltd.	36,797	12,692	42,640	1,695	—	1,695
K BANK Co., Ltd.	29,314,529	27,293,765	1,043,436	149,922	3,695	153,617
Partner One Value Up I Private Equity Fund	9,810	682	(4,358)	(4,758)	—	(4,758)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	11,474	165	(3,108)	(3,887)	—	(3,887)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,745	100	1	(388)	—	(388)
LOTTE CARD Co.,Ltd. (* 1 )	24,416,416	20,937,932	2,103,130	100,468	(20,494)	79,974
Union Technology Finance Investment Association	40,269	641	19	(646)	—	(646)
Orient Shipyard Co., Ltd.	7,025	23,626	—	(76)	—	(76)
Win Mortgage Co.,Ltd.	6,053	3,073	16,435	1,044	—	1,044
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,849	1	306	300	—	300
BTS 2nd Private Equity Fund	39,431	432	628	(468)	—	(468)
STASSETS FUND III	39,694	197	40	(802)	—	(802)
SF CREDIT PARTNERS, LLC	185,463	30,752	35,820	14,319	18,291	32,610
ARAM CMC Co.,Ltd.	541	453	717	(31)	—	(31)
Japanese Hotel Real Estate Private Equity Fund No.2	14,135	13	1,246	1,129	—	1,129
Woori Seoul Beltway Private Special Asset Fund No.1	64,308	3	2,298	2,233	—	2,233
Woori Smart General Private Equity Investment Trust 1	312,490	166,250	13,404	8,549	—	8,549
Woori Asset Global Partnership Fund No.5	95,548	254	6,479	5,038	—	5,038
WOORI TAERIM 1st Fund	4,045	183	—	—	—	—
Portone-Cape Fund No.1	1,000	200	—	(103)	—	(103)
Darwin Green Packaging Private Equity Fund	19,128	—	—	(262)	—	(262)
Koreawide partners 2nd Private Equity Fund	75,002	2,870	—	—	—	—
Woori FirstValue Private Real Estate Fund No.2	67,081	62,357	62	57	—	57
Woori Together TDF 2025	14,500	30	1,232	1,206	—	1,206

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Woori Together TDF 2030	16,849	41	1,574	1,544	—	1,544
Woori USD Treasury Target Return Bond FoF	921	—	164	144	—	144
Woori Together TDF 2035	15,537	241	1,031	1,011	—	1,011
Australia Green Energy 1st PEF	132,878	24	13,121	11,424	—	11,424
Aarden Woori Apparel 1st Private Equity Fund	20,083	89	—	(8,136)	—	(8,136)
Woori Dyno 1st Private Equity Fund	14,575	43	2,712	2,545	—	2,545
NH Woori Dino Co-Investment NO.2 Private Equity Fund	39,368	2	6	(83)	—	(83)
KTB-KORUS FUND	4,772	—	691	(3,062)	—	(3,062)
KTBN Venture Fund No.8	7,032	—	98	(1,902)	—	(1,902)
KTBN Digital Contents Korea Fund No.9	18,343	1,656	937	(1,971)	—	(1,971)
KTBN Media Contents Fund	1,029	—	60	(858)	—	(858)
KTB China Synergy Fund	135,892	10,073	23,354	12,215	—	12,215
NAVER-KTB Audio Contents Fund	25,443	648	466	(3,972)	—	(3,972)
KTBN Venture Fund No.13	80,487	625	38,903	27,039	—	27,039
KTBN Future Contents Fund	31,882	434	725	(2,763)	—	(2,763)
KTBN Venture Fund No.16	156,157	1,592	31,459	14,540	—	14,540
KTBN Venture Fund No.18	254,010	2,532	31,976	(383)	—	(383)
KB-KTB Technology Venture Fund	52,125	701	3,802	(1,377)	—	(1,377)
WOORI 2022 Scaleup Venture Fund	89,006	76	926	(12,705)	—	(12,705)
WOORI 2022 Start-up Venture Fund	42,418	3	162	(466)	—	(466)
KTBN GI Private Equity Fund	104	12	3,444	2,832	(732)	2,100
Chirochem	556	190	451	8	—	8
Godo Kaisha Oceanos 1	60,513	45,145	2,605	132	—	132
KG Fashion Co., Ltd.	2,201	2,850	544	(197)	—	(197)
KUM HWA Co., Ltd.	4	167	—	—	—	—
Jinmyung Plus Co., Ltd.	499	459	96	(32)	—	(32)
JC Assurance No.2 Private Equity Fund	121,539	989	—	(642)	—	(642)
HMS-Oriens 1st Fund	65,227	7	—	3,723	—	3,723
Woori Senior Loan Private Placement Investment Trust No.1	80,919	5	9,664	9,101	—	9,101
Genesis Eco No.1 Private Equity Fund	38,043	622	—	(634)	—	(634)
Paratus Woori Material Component Equipment joint venture company	58,285	2,380	—	(884)	—	(884)

	December 31, 2024
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Midas No. 8 Private Equity Joint Venture Company	64,156	241	1,916	963	—	963
Orchestra Private Equity Fund IV	34,113	—	700	194	—	194
Synaptic Green No.1 PEF	35,623	5	2	703	—	703
IGEN2022No. 1 Private Equity Fund	32,215	126	1,056	565	—	565
PCC-Woori LP Secondary Fund	22,863	600	2,549	(4,767)	—	(4,767)
Synaptic Future Growth Private Equity Fund	32,638	295	19,412	18,240	—	18,240
Woori-Q Corporate Restructuring Private Equity Fund	101,315	1,362	1,278	164	—	164
Woori-Shinyoung Growth-Cap Private Equity Fund I	84,775	419	4,422	(10,824)	—	(10,824)
NH Woori Newdeal Growth Alpha Private Equity Fund 1	164,574	762	40,639	38,093	—	38,093
Woori Real Estate Investment No. 1 Limited Liability Company	405,845	235,058	6	(1,412)	—	(1,412)
Woori General Private Securities Investment Trust No. 5	456,448	246,365	15,926	10,847	—	10,847
Woori Big Satisfaction General Private Securities Investment Trust No. 3	170,856	55,432	6,755	5,425	—	5,425
Woori General Private Securities Investment Trust No. 6	398,460	251,145	12,650	7,315	—	7,315
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	171,980	—	8,579	8,539	—	8,539
Woori General Private Securities Investment Trust No. 7 (Bond)	424,652	280,745	6,743	3,907	—	3,907
Woori Smart General Private Equity Investment Trust No.1(bond)	244,268	101,784	3,038	2,484	—	2,484
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—
Woori Big Satisfaction Corporation MMF No. 3	1,860,868	29	56,309	56,153	—	56,153
NH Woori New deal Co-Investment No.1 Private Equity Fund	29,382	254	3,682	3,428	—	3,428
KCLAVIS NPL Investment Trust NO 1-2	43,057	80	1,176	1,176	—	1,176
MARKET&FARM CO.,LTD.	954	902	4,933	(125)	—	(125)

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

	December 31, 2025
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
W Service Networks Co., Ltd.	7,423	3,301	15,306	754	—	754
Korea Credit Bureau Co., Ltd.	160,778	38,645	202,976	36,559	—	36,559
Korea Finance Security Co., Ltd.	40,856	15,307	44,434	1,813	—	1,813
K BANK Co., Ltd.	32,826,189	30,643,202	1,133,400	88,207	(30,073)	58,134
Partner One Value Up I Private Equity Fund	9,420	775	(984)	(1,070)	—	(1,070)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	6,212	38	2	(127)	—	(127)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	100	1	(388)	—	(388)
LOTTE CARD Co., Ltd. (*)	24,614,346	21,040,011	2,235,400	108,426	(1,957)	106,469
Union Technology Finance Investment Association	31,762	509	2,015	1,483	—	1,483
Orient Shipyard Co., Ltd.	7,020	23,626	—	(4)	—	(4)
Win Mortgage Co.,Ltd.	4,804	2,562	11,881	139	—	139
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	11,084	1	241	235	—	235
BTS 2nd Private Equity Fund	41,452	234	1	(881)	—	(881)
STASSETS FUND III	44,196	245	60	(842)	—	(842)
SF CREDIT PARTNERS, LLC	333,410	148,541	21,326	11,068	(3,670)	7,398
Japanese Hotel Real Estate Private Equity Fund No.2	13,583	12	767	687	—	687
Woori Seoul Beltway Private Special Asset Fund No.1	79,720	3	2,408	2,329	—	2,329
Woori Smart General Private Equity Investment Trust 1(bond)	275,994	134,157	8,651	4,492	—	4,492
Woori Asset Global Partnership Fund No. 5	130,542	289	1,808	676	—	676
Woori General Private Securities Investment Trust No. 5 (bond)	572,918	362,873	14,934	6,917	—	6,917
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)	187,002	69,920	4,563	3,190	—	3,190
Woori General Private Securities Investment Trust No. 6 (bond)	401,132	257,935	11,883	4,814	—	4,814
Woori General Private Securities Investment Trust No. 8 (bond)	393,187	253,745	1,628	(559)	—	(559)
Woori Smart General Private Equity Investment Trust No.1(bond)	329,495	189,741	8,023	4,056	—	4,056
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	—	—	—	—	—
WOORI TAERIM 1st Fund	4,045	183	—	—	—	—
Darwin Green Packaging Private Equity Fund	19,116	1	—	(12)	—	(12)
Koreawide partners 2nd Private Equity Fund	75,012	4,354	70	26	—	26
Lux-Mason Innovation Technology Fund#2	6,490	—	—	(10)	—	(10)
AIP NMC Venture Fund No.1	7,439	1	—	(12)	—	(12)
Woori FirstValue Private Real Estate Fund No.2	64,111	62,357	32	30	—	30

	December 31, 2025
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Woori Global Secondary Private Placement Investment Trust No. 2	92,123	72	(1,432)	(1,685)	—	(1,685)
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)	4,195,731	43	166,998	166,295	—	166,295
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1	118,372	20	10,638	10,335	—	10,335
Woori PGIF4 General Type Private Special Asset Investment Trust No.1	124,356	107	11,773	11,494	—	11,494
Australia Green Energy 1st PEF	137,459	24	6,346	4,650	—	4,650
Aarden Woori Apparel 1st Private Equity Fund	20,049	389	—	(333)	—	(333)
Woori Dyno 1st Private Equity Fund	18,547	44	4,177	4,010	—	4,010
NH Woori Dino Co-Investment NO.2 Private Equity Fund	42,847	83	1,211	837	—	837
KCLAVIS NPL Investment Trust NO 1-2	47,869	89	4,803	4,803	—	4,803
Capstone Special Restructuring Private Investment Trust No.4	33,010	265	1,477	1,444	—	1,444
KTB-KORUS FUND	2,018	—	2,663	(1,352)	—	(1,352)
KTBN Venture Fund No.8	4,734	—	239	(2,298)	—	(2,298)
KTBN Digital Contents Korea Fund No.9	8,972	1,701	430	(9,416)	—	(9,416)
KTBN Media Contents Fund	1,361	—	331	331	—	331
KTB China Synergy Fund	119,890	110	15,997	6,022	—	6,022
KTBN Venture Fund No.13	152,276	3,150	279,837	177,428	—	177,428
KTBN Future Contents Fund	25,733	3,187	9,193	3,428	—	3,428
KTBN Venture Fund No.16	192,364	1,407	113,770	67,592	—	67,592
KTBN Venture Fund No.18	213,746	2,465	29,252	(26,148)	—	(26,148)
KB-KTB Technology Venture Fund	47,314	802	5,863	(4,911)	—	(4,911)
Woori 2022 Scaleup Venture Fund	263,756	2,040	12,281	3,606	—	3,606
Woori 2022 Start-up Venture Fund	38,724	33	1,596	(3,723)	—	(3,723)
Woori 2025 Secondary Fund	30,789	4	13	(151)	—	(151)
Chirochem	755	191	2,907	198	—	198
Godo Kaisha Oceanos 1	—	—	12,197	7,855	—	7,855
Ulsan Yeocheon Development Co., Ltd.	1,439	1,036	—	(12)	—	(12)
KG Fashion Co., Ltd.	2,114	2,906	377	(122)	—	(122)
KUM HWA Co., Ltd.	4	167	—	—	—	—
Jinmyung Plus Co., Ltd.	494	447	131	(25)	—	(25)
MARKET&FARM CO.,LTD.	779	883	—	(160)	—	(160)
JC Assurance No.2 Private Equity Fund	—	—	—	(26)	—	(26)
Genesis Eco No.1 Private Equity Fund	38,639	626	—	(18)	—	(18)
Paratus Woori Material Component Equipment joint venture company	27,487	427	2	(865)	—	(865)
Midas No. 8 Private Equity Joint Venture Company	63,221	132	1,881	1,037	—	1,037
Orchestra Private Equity Fund IV	34,038	—	431	(75)	—	(75)
Synaptic Green No.1 PEF	43,321	350	8,058	7,354	—	7,354
IGEN2022No. 1 Private Equity Fund	24,307	110	15,694	7,102	—	7,102
PCC-Woori LP Secondary Fund	21,317	522	2,438	(1,473)	—	(1,473)
Synaptic Future Growth Private Equity Fund 1	34,217	174	1,993	1,240	—	1,240
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No.1	—	—	—	—	—	—

	December 31, 2025
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)
Healthcare Investmetnt Fund	10,197	—	—	(108)	—	(108)
Woorinara Short-Term Bond Securities Investment Trust (Bond)	740,791	143,928	37,816	33,597	—	33,597
Woori Together TDF 2025	22,797	274	1,479	1,407	—	1,407
Woori Together TDF 2030	29,913	707	2,276	2,206	—	2,206
Woori Together TDF 2035	56,640	1,169	4,247	4,168	—	4,168
Woori Together TDF 2040	22,168	204	1,978	1,938	—	1,938
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	124,718	—	10,377	10,367	—	10,367
Woori-Q Corporate Restructuring Private Equity Fund	98,251	324	2,628	1,293	—	1,293
Woori Eugene Energy Link Private Equity Fund	72,784	253	5,225	2,824	—	2,824
Woori NH Co-Growth Private Equity Fund I	32,137	1,190	5,837	4,547	—	4,547
Woori IMM Green Net Zero Fund	43,987	68	2,160	1,735	—	1,735
NH Woori New deal Co-Investment No.1 Private Equity Fund	19,341	362	389	(10,146)	—	(10,146)
Woori BIG SATISFACTION SHINJONG MMF 3rd	2,046,389	19	88,476	88,232	—	88,232
Woori-Shinyoung Growth-Cap Private Equity Fund I	103,810	1,077	37,506	36,345	—	36,345
NH Woori Newdeal Growth Alpha Private Equity Fund 1	182,355	2,013	(10,792)	(12,911)	—	(12,911)
Woori Real Estate Investment No. 1 Limited Liability Company	413,355	235,746	22,668	6,821	—	6,821

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group

Entities that the Group has not applied equity method of accounting although the Group's ownership interest is more than 20%
(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2024 and 2025 are as follows:

	December 31, 2024
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6
TH International Co., Ltd.	6,802	21.5
WORK-LIFE BALANCE CO., LTD	209	21.3

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.

	December 31, 2025
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6
CT International Co., Ltd.	1,741	26.7
Happy Home Co., Ltd.	14,924	23.0

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, accordingly it is excluded from the investment in joint ventures and associates.

Reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates
(5)
As of December 31, 2023, 2024 and 2025, the reconciliations from the net assets of the associates to the carrying amount of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,391	4.9	216	—	—	—	216
Korea Credit Bureau Co., Ltd.	62,408	9.9	6,186	247	—	—	6,433
Korea Finance Security Co., Ltd.	21,898	15.0	3,285	—	—	—	3,285
K BANK Co., Ltd. (*)	1,893,785	12.6	238,158	21,894	—	—	260,052
Partner One Value Up I Private Equity Fund	13,889	23.3	3,230	—	—	—	3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	41,228	20.0	8,247	—	—	—	8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,654	25.0	3,914	—	—	523	4,437
LOTTE CARD Co., Ltd. (*)	2,936,964	20.0	587,392	—	—	—	587,392
Union Technology Finance Investment Association	41,310	29.7	12,270	—	—	—	12,270
Dicustody Co., Ltd.	92	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,517)	22.7	(3,754)	—	—	3,754	—
Joongang Network Solution Co., Ltd.	(1,651)	25.3	(419)	—	—	507	88
Win Mortgage Co., LTd.	2,321	4.5	105	—	—	—	105
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,542	100.0	10,540	—	—	—	10,540
BTS 2nd Private Equity Fund	24,193	20.0	4,838	—	—	—	4,838
STASSETS FUND III	29,702	28.3	8,406	—	—	—	8,406
SF CREDIT PARTNERS, LLC	123,161	10.0	12,316	—	—	529	12,845
Rea Company	(1,488)	24.5	(365)	—	—	365	—
ARAM CMC Co., Ltd.	184	20.0	37	—	—	(37)	—
Japanese Hotel Real Estate Private Equity Fund No.2	13,529	19.9	2,688	—	—	—	2,688
Woori Seoul Beltway Private Special Asset Fund No.1	50,360	25.0	12,590	—	—	—	12,590
Woori General Private Securities Investment Trust(Bond) No.1	206,746	25.0	51,686	—	—	—	51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	701,914	15.0	105,564	—	—	—	105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	113,407	9.1	10,330	—	—	—	10,330
Woori General Private Securities Investment Trust(Bond) No.2	113,040	27.3	30,829	—	—	—	30,829
Woori Smart General Private Equity Investment Trust 1(bond)	143,973	28.6	41,135	—	—	—	41,135
Woori General Private Securities Investment Trust(Bond) No.3	184,330	27.8	51,205	—	—	—	51,205
Woori Asset Global Partnership Fund No.5	38,256	57.7	22,071	—	—	—	22,071
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,224	20.0	445	—	—	—	445
DeepDive WOORI 2022-1 Financial Investment Fund	10,381	11.9	1,236	—	—	—	1,236
Darwin Green Packaging Private Equity Fund	19,390	20.4	3,957	—	—	—	3,957

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Koreawide partners 2nd Private Equity Fund	72,133	26.7	19,235	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	4,667	12.0	560	—	—	—	560
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	114,817	0.1	55	—	—	—	55
Woori Together TDF 2030	11,894	28.0	3,324	—	—	—	3,324
Woori Together OCIO Target Return Feeder fund (Balance Bond)	50,837	20.4	10,376	—	—	—	10,376
Australia Green Energy 1st PEF	121,430	4.0	4,811	—	—	—	4,811
Aarden Woori Apparel 1st Private Equity Fund	28,129	0.5	133	—	—	—	133
Woori Dyno 1st Private Equity Fund	12,025	19.6	2,358	—	—	—	2,358
KTB-KORUS FUND	8,956	37.5	3,359	—	—	—	3,359
KTB China Platform Fund	85,895	18.7	16,059	—	—	—	16,059
KTBN Venture Fund No.7	79,871	20.1	16,044	—	—	—	16,044
KTBN Venture Fund No.8	11,551	21.7	2,511	—	—	—	2,511
KTBN Digital Contents Korea Fund No.9	18,658	30	5,597	—	—	—	5,597
KTBN Media Contents Fund	1,887	15	283	—	—	—	283
KTB China Synergy Fund	135,487	15.1	20,405	—	—	—	20,405
NAVER-KTB Audio Contents Fund	28,767	1	288	—	—	—	288
KTBN Venture Fund No.13	72,206	19.6	14,158	—	—	—	14,158
KTBN Future Contents Fund	34,210	13.3	4,561	—	—	—	4,561
KTBN Venture Fund No.16	180,975	10.3	18,561	—	—	—	18,561
KTBN Venture Fund No.18	265,911	10.1	26,970	—	—	—	26,970
KB-KTB Technology Venture Fund	41,800	18.2	7,600	—	—	—	7,600
WOORI 2023 Scaleup Venture Fund	67,800	20	13,578	—	—	—	13,578
WOORI 2023 Start-up Venture Fund	8,081	30.1	2,433	—	—	—	2,433
KTB-NHN China Private Equity Fund	9	33.3	3	—	—	—	3
KTBN GI Private Equity Fund	12,346	5	617	—	—	—	617
Chirochem	357	28.6	102	—	—	—	102
Godo Kaisha Oceanos 1	16,687	47.8	7,978	—	—	—	7,978
Woori Zip 1	12,746	62.4	7,629	—	—	—	7,629
Woori Zip 2	17,630	62.8	10,695	—	—	—	10,695
KG Fashion Co., Ltd.	(463)	20.8	(96)	—	—	96	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	65	21.3	14	—	—	—	14
JC Assurance No.2 Private Equity Fund	121,588	23.5	28,610	—	(28,610)	—	—
Dream Company Growth no.1 PEF	28,111	27.8	7,809	—	—	—	7,809
HMS-Oriens 1st Fund	61,497	22.8	14,030	—	—	—	14,030
Woori G Senior Loan Private Placement Investment Trust No.1	349,132	21.7	75,590	—	—	—	75,590
Genesis Eco No.1 Private Equity Fund	37,750	29.0	10,942	—	—	—	10,942
Paratus Woori Material Component Equipment joint venture company	56,788	29.9	16,979	—	—	—	16,979
Midas No. 8 Private Equity Joint Venture Company	64,821	28.5	18,465	—	—	—	18,465
Orchestra Private Equity Fund IV	33,919	28.2	9,555	—	—	—	9,555
Synaptic Green No.1 PEF	36,150	21.1	7,611	—	—	—	7,611
IGEN2023No. 1 Private Equity Fund	32,131	24.8	7,983	—	—	—	7,983
PCC-Woori LP Secondary Fund	27,105	38.9	10,530	—	—	—	10,530

	December 31, 2023
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Synaptic Future Growth Private Equity Fund 1	29,748	23.8	7,069	—	—	—	7,069
Woori-Q Corporate Restructuring Private Equity Fund	62,809	32.4	20,283	—	—	—	20,283
Woori-Shinyoung Growth-Cap Private Equity Fund I	95,743	35.0	33,481	—	—	—	33,481
NH Woori Newdeal Growth Alpha Private Equity Fund 1	98,627	32.7	32,987	—	—	—	32,987
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	16,625	14.1	2,543	—	—	—	2,543
Woori 25-09 Corporate Bond (AA- or higher) Active ETF	101,701	29.3	29,821	—	—	—	29,821
Woori Short Term Government and Special Bank Bond Active ETF	58,973	20.8	12,286	—	—	—	12,286

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,146	4.9	204	—	—	—	204
Korea Credit Bureau Co., Ltd.	88,314	9.9	8,755	246	—	—	9,001
Korea Finance Security Co., Ltd.	24,105	15.0	3,616	—	—	—	3,616
K BANK Co., Ltd. (*)	2,018,704	12.0	241,429	20,821	—	—	262,250
Partner One Value Up I Private Equity Fund	9,128	23.3	2,123	—	—	—	2,123
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	11,309	20.0	2,263	—	—	—	2,263
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,645	25.0	3,911	—	—	621	4,532
LOTTE CARD Co., Ltd. (*)	2,877,907	20.0	575,580	—	—	—	575,580
Union Technology Finance Investment Association	39,628	29.7	11,770	—	—	—	11,770
Orient Shipyard Co., Ltd.	(16,601)	22.7	(3,773)	—	—	3,773	—
Win Mortgage Co.,Ltd.	2,980	4.5	135	—	—	—	135
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	10,848	100.0	10,847	—	—	—	10,847
BTS 2nd Private Equity Fund	38,999	20.0	7,799	—	—	—	7,799
STASSETS FUND III	39,497	28.3	11,178	—	—	—	11,178
SF CREDIT PARTNERS, LLC	154,711	10.0	15,470	—	—	530	16,000
ARAM CMC Co.,Ltd.	88	20.1	18	—	—	(18)	—
Japanese Hotel Real Estate Private Equity Fund No.2	14,122	19.9	2,810	—	—	(5)	2,805
Woori Seoul Beltway Private Special Asset Fund No.1	64,305	25.0	16,076	—	—	—	16,076
Woori Smart General Private Equity Investment Trust 1(bond)	146,240	28.6	41,825	—	—	(42)	41,783
Woori Asset Global Partnership Fund No.5	95,294	57.7	54,985	—	—	(8)	54,977
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	800	20.0	160	—	—	—	160

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Darwin Green Packaging Private Equity Fund	19,128	20.4	3,904	—	—	—	3,904
Koreawide partners 2nd Private Equity Fund	72,132	26.7	19,235	—	—	—	19,235
Woori FirstValue Private Real Estate Fund No.2	4,724	12.0	567	—	—	—	567
Woori Together TDF 2025	14,470	24.7	3,577	—	—	—	3,577
Woori Together TDF 2030	16,808	22.2	3,724	—	—	—	3,724
Woori USD Treasury Target Return Bond FoF	921	23.9	220	—	—	—	220
Woori Together TDF 2035	15,296	22.5	3,448	—	—	—	3,448
Australia Green Energy 1st PEF	132,854	4.0	5,264	—	—	—	5,264
Aarden Woori Apparel 1st Private Equity Fund	19,994	0.5	95	—	—	—	95
Woori Dyno 1st Private Equity Fund	14,532	19.6	2,849	—	—	—	2,849
NH Woori Dino Co-Investment NO.2 Private Equity Fund	39,366	5.1	1,996	—	—	—	1,996
KTB-KORUS FUND	4,772	37.5	1,789	—	—	—	1,789
KTBN Venture Fund No.8	7,032	21.7	1,529	—	—	—	1,529
KTBN Digital Contents Korea Fund No.9	16,687	30.0	5,006	—	—	—	5,006
KTBN Media Contents Fund	1,029	15.0	154	—	—	—	154
KTB China Synergy Fund	125,819	15.1	18,949	—	—	—	18,949
NAVER-KTB Audio Contents Fund	24,795	1.0	248	—	—	—	248
KTBN Venture Fund No.13	79,862	19.6	15,659	—	—	—	15,659
KTBN Future Contents Fund	31,448	13.3	4,193	—	—	—	4,193
KTBN Venture Fund No.16	154,565	10.3	15,853	—	—	—	15,853
KTBN Venture Fund No.18	251,478	10.1	25,506	—	—	—	25,506
KB-KTB Technology Venture Fund	51,424	18.2	9,350	—	—	—	9,350
WOORI 2022 Scaleup Venture Fund	88,930	20.0	17,809	—	—	—	17,809
WOORI 2022 Start-up Venture Fund	42,415	30.1	12,773	—	—	—	12,773
KTBN GI Private Equity Fund	92	5.0	5	—	—	—	5
Chirochem	366	28.6	104	—	—	—	104
Godo Kaisha Oceanos 1	15,368	47.8	7,347	—	—	—	7,347
KG Fashion Co., Ltd.	(649)	20.8	(135)	—	—	135	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	40	21.3	9	—	—	—	9
JC Assurance No.2 Private Equity Fund	120,550	23.4	28,246	—	(28,246)	—	—
HMS-Oriens 1st Fund	65,220	22.8	14,880	—	—	—	14,880
Woori Senior Loan Private Placement Investment Trust No.1	80,914	21.7	17,517	—	—	—	17,517
Genesis Eco No.1 Private Equity Fund	37,421	29.0	10,847	—	—	—	10,847
Paratus Woori Material Component Equipment joint venture company	55,905	29.9	16,714	—	—	—	16,714
Midas No. 8 Private Equity Joint Venture Company	63,915	28.5	18,207	—	—	—	18,207
Orchestra Private Equity Fund IV	34,113	28.2	9,610	—	—	—	9,610
Synaptic Green No.1 PEF	35,618	21.1	7,499	—	—	—	7,499
IGEN2022No. 1 Private Equity Fund	32,089	24.8	7,972	—	—	—	7,972
PCC-Woori LP Secondary Fund	22,263	38.9	8,648	—	—	—	8,648
Synaptic Future Growth Private Equity Fund 1	32,343	23.8	7,685	—	—	—	7,685

	December 31, 2024
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori-Q Corporate Restructuring Private Equity Fund	99,953	34.6	34,619	—	—	(612)	34,007
Woori-Shinyoung Growth-Cap Private Equity Fund I	84,356	35.0	29,499	—	—	197	29,696
NH Woori Newdeal Growth Alpha Private Equity Fund 1	163,812	32.9	53,948	—	—	1,591	55,539
Woori Real Estate Investment No. 1 Limited Liability Company	170,787	19.9	33,919	—	—	—	33,919
Woori General Private Securities Investment Trust No. 5	210,083	28.6	60,024	—	—	—	60,024
Woori Big Satisfaction General Private Securities Investment Trust No. 3	115,424	9.1	10,493	—	—	—	10,493
Woori General Private Securities Investment Trust No. 6	147,315	28.6	42,090	—	—	—	42,090
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	171,980	2.3	4,019	—	—	(8)	4,011
Woori General Private Securities Investment Trust No. 7 (Bond)	143,907	28.6	41,116	—	—	—	41,116
Woori Smart General Private Equity Investment Trust No.1(bond)	142,484	28.4	40,477	—	—	—	40,477
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	16.0	—	—	—	—	—
Woori Big Satisfaction Corporation MMF No. 3	1,860,839	2.3	42,038	—	—	(54)	41,984
NH Woori New deal Co-Investment No.1 Private Equity Fund	29,128	19.5	5,680	—	—	(476)	5,204
KCLAVIS NPL Investment Trust NO 1-2	42,977	35.9	15,422	—	—	—	15,422
MARKET&FARM CO.,LTD.	52	23.7	12	—	—	(12)	—

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2025
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,122	4.9	204	—	—	—	204
Korea Credit Bureau Co., Ltd.	122,133	9.9	12,107	247	—	—	12,354
Korea Finance Security Co., Ltd.	25,549	15	3,832	—	—	—	3,832
K BANK Co., Ltd. (*)	2,081,003	12	248,878	20,822	—	—	269,700
Partner One Value Up I Private Equity Fund	8,645	23.3	2,010	—	—	—	2,010
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	6,174	20	1,235	—	—	—	1,235
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,647	25	3,912	—	—	718	4,630
LOTTE CARD Co., Ltd. (*)	2,953,104	20	590,619	—	—	—	590,619
Union Technology Finance Investment Association	31,253	29.7	9,283	—	—	—	9,283
Orient Shipyard Co., Ltd.	(16,606)	22.7	(3,774)	—	—	3,774	—
Win Mortgage Co.,Ltd.	2,242	4.5	101	—	—	—	101

	December 31, 2025
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	11,083	100	11,082	—	—	—	11,082
BTS 2nd Private Equity Fund	41,218	20	8,244	—	—	—	8,244
STASSETS FUND III	43,951	28.3	12,439	—	—	—	12,439
SF CREDIT PARTNERS, LLC	184,869	10	18,487	529	—	—	19,016
Japanese Hotel Real Estate Private Equity Fund No.2	13,571	19.9	2,696	—	—	—	2,696
Woori Seoul Beltway Private Special Asset Fund No.1	79,717	25	19,929	—	—	—	19,929
Woori Smart General Private Equity Investment Trust 1(bond)	141,837	28.6	40,525	—	—	—	40,525
Woori Asset Global Partnership Fund No. 5	130,253	57.7	75,146	—	—	—	75,146
Woori General Private Securities Investment Trust No. 5 (bond)	210,045	28.6	60,013	—	—	—	60,013
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)	117,082	8.7	10,172	—	—	—	10,172
Woori General Private Securities Investment Trust No. 6 (bond)	143,197	28.6	40,914	—	—	—	40,914
Woori General Private Securities Investment Trust No. 8 (bond)	139,442	28.6	39,840	—	—	—	39,840
Woori Smart General Private Equity Investment Trust No.1(bond)	139,754	28.4	39,703	—	—	—	39,703
Woori Future Energy Private Special Asset Investment Trust(General) No.1	—	16	—	—	—	—	—
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Darwin Green Packaging Private Equity Fund	19,115	20.4	3,901	—	—	—	3,901
Koreawide partners 2nd Private Equity Fund	70,658	26.7	18,842	—	—	—	18,842
Lux-Mason Innovation Technology Fund#2	6,490	23.1	1,498	—	—	—	1,498
AIP NMC Venture Fund No.1	7,438	26.8	1,997	—	—	—	1,997
Woori FirstValue Private Real Estate Fund No.2	1,754	12	212	—	—	—	212
Woori Global Secondary Private Placement Investment Trust No. 2	92,051	12	11,011	—	—	—	11,011
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)	4,195,688	0.7	30,645	—	—	—	30,645
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1	118,352	25	29,588	—	—	—	29,588
Woori PGIF4 General Type Private Special Asset Investment Trust No.1	124,249	20	24,850	—	—	—	24,850
Australia Green Energy 1st PEF	137,435	4	5,445	—	—	—	5,445
Aarden Woori Apparel 1st Private Equity Fund	19,660	0.5	93	—	—	—	93
Woori Dyno 1st Private Equity Fund	18,503	19.6	3,628	—	—	—	3,628
NH Woori Dino Co-Investment NO.2 Private Equity Fund	42,764	4.8	2,035	—	—	—	2,035
KCLAVIS NPL Investment Trust NO 1-2	47,780	35.9	17,146	—	—	—	17,146

	December 31, 2025
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Capstone Special Restructuring Private Investment Trust No.4	32,745	46.2	15,113	—	—	—	15,113
KTB-KORUS FUND	2,018	37.5	757	—	—	—	757
KTBN Venture Fund No.8	4,734	21.7	1,029	—	—	—	1,029
KTBN Digital Contents Korea Fund No.9	7,271	30	2,181	—	—	—	2,181
KTBN Media Contents Fund	1,361	15	204	—	—	—	204
KTB China Synergy Fund	119,780	15.1	18,039	—	—	—	18,039
KTBN Venture Fund No.13	149,126	19.6	29,240	—	—	—	29,240
KTBN Future Contents Fund	22,546	13.3	3,006	—	—	—	3,006
KTBN Venture Fund No.16	190,957	10.3	19,585	—	—	—	19,585
KTBN Venture Fund No.18	211,281	10.1	21,429	—	—	—	21,429
KB-KTB Technology Venture Fund	46,512	18.2	8,457	—	—	—	8,457
Woori 2022 Scaleup Venture Fund	261,716	20	52,411	—	—	—	52,411
Woori 2022 Start-up Venture Fund	38,691	30.1	11,652	—	—	—	11,652
Woori 2025 Secondary Fund	30,785	20	6,157	—	—	—	6,157
Chirochem	564	28.6	161	—	—	—	161
Ulsan Yeocheon Development Co., Ltd.	403	50	201	—	—	—	201
KG Fashion Co., Ltd.	(792)	20.8	(164)	—	—	164	—
KUM HWA Co., Ltd.	(163)	20.1	(33)	—	—	33	—
Jinmyung Plus Co., Ltd.	47	21.3	11	—	—	—	11
MARKET&FARM CO.,LTD.	(104)	23.7	(25)	—	—	25	—
JC Assurance No.2 Private Equity Fund	120,525	23.4	28,240	—	(28,240)	—	—
Genesis Eco No.1 Private Equity Fund	38,013	29	11,018	—	—	—	11,018
Paratus Woori Material Component Equipment joint venture company	27,060	29.9	8,090	—	—	—	8,090
Midas No. 8 Private Equity Joint Venture Company	63,089	28.5	17,971	—	—	—	17,971
Orchestra Private Equity Fund IV	34,038	28.2	9,588	—	—	—	9,588
Synaptic Green No.1 PEF	42,971	21.1	9,047	—	—	—	9,047
IGEN2022No. 1 Private Equity Fund	24,197	24.8	6,012	—	—	—	6,012
PCC-Woori LP Secondary Fund	20,795	38.8	8,068	—	—	70	8,138
Synaptic Future Growth Private Equity Fund 1	34,043	23.8	8,089	—	—	—	8,089
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No.1	—	14.6	—	—	—	—	—
Healthcare Investmetnt Fund	10,197	28.8	2,941	—	—	—	2,941
Woorinara Short-Term Bond Securities Investment Trust (Bond)	596,863	6.8	40,280	—	—	—	40,280
Woori Together TDF 2025	22,523	17.2	3,866	—	—	—	3,866
Woori Together TDF 2030	29,206	17.3	5,058	—	—	—	5,058
Woori Together TDF 2035	55,471	4.3	2,396	—	—	—	2,396
Woori Together TDF 2040	21,964	20.4	4,481	—	—	(44)	4,437
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	124,718	4.4	5,516	—	—	—	5,516
Woori-Q Corporate Restructuring Private Equity Fund	97,927	34.3	33,589	—	—	(566)	33,023
Woori Eugene Energy Link Private Equity Fund	72,531	7.9	5,699	—	—	—	5,699
Woori NH Co-Growth Private Equity Fund I	30,947	20	6,189	—	—	—	6,189

	December 31, 2025
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori IMM Green Net Zero Fund	43,919	23.6	10,370	—	—	—	10,370
NH Woori New deal Co-Investment No.1 Private Equity Fund	18,979	19.5	3,692	—	—	—	3,692
Woori BIG SATISFACTION SHINJONG MMF 3rd	2,046,370	6.4	130,389	—	—	—	130,389
Woori-Shinyoung Growth-Cap Private Equity Fund I	102,733	35	35,957	—	—	367	36,324
NH Woori Newdeal Growth Alpha Private Equity Fund 1	180,342	33	59,513	—	—	1,889	61,402
Woori Real Estate Investment No. 1 Limited Liability Company	177,609	19.9	35,274	—	—	—	35,274

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.